Exhibit 99.3 Schedule 2

Dummy ID	Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
831	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FCOM3608	Compliance	Intent to Proceed is Missing	The intent to proceed is missing. The defect can be cured by providing the intent to proceed.	Document Uploaded.	10/16/2025	Proof of Intent to Proceed has been provided.; The intent to proceed is missing. The intent to proceed is missing.	10/17/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.87% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 40.87% is less than Guideline LTV of 70%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FCOM5135	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within 3 business days of application XX/XX/XXXX. The document provided states affiliates weren't used, but doesn't state who the affiliates are.	Document Uploaded.	10/14/2025	Required Affiliated Business Disclosure Documentation Provided	10/17/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.87% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 40.87% is less than Guideline LTV of 70%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 40.87% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 806 is greater than Guideline minimum FICO of 700

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 40.87% is less than Guideline LTV of 70%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
809	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TN	ATR/QM: Exempt	Loan Review Complete	10/27/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 7.64 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
809	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TN	ATR/QM: Exempt	Loan Review Complete	10/27/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.64 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature date 10/7/25.
The signed consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature date 10/7/25.	Document Uploaded.	11/03/2025	Evidence of eConsent is provided.	11/03/2025	Borrower has stable job time - Borrower has 5.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.1% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.96% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 62.96% is less than Guideline LTV of 80%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 5.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.1% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.96% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 62.96% is less than Guideline LTV of 80%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 5.13 years on job.

Qualifying DTI below max allowed. - Calculated DTI of 18.1% is less than Guideline DTI of 50%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 62.96% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 62.96% is less than Guideline LTV of 80%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	FCRE9785	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Missing purchase contract addendum listing change in purchase price to $XXXX	Document Uploaded.	10/31/2025	Purchase Contract Doc is complete.; Received lender certification with final settlement statement indicating a contract price of $XXXX	11/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 54.12% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.12% is less than Guideline CLTV of 65%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	FCOM3813	Credit	Purchase Contract does not Match Final CD	The final CD does not reflect the correct sales price when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)
12 CFR 1026.38(a)(3)(vii) Missing purchase contract addendum with correct sales price.	Document Uploaded.	10/31/2025	The sales price on the Purchase Contract and Final CD match.; Received lender certification with final settlement statement indicating a contract price of $XXXX	11/03/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 54.12% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.12% is less than Guideline CLTV of 65%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/28/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 54.12% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.12% is less than Guideline CLTV of 65%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
842	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 54.12% is less than Guideline LTV of 65%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 798 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 54.12% is less than Guideline CLTV of 65%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/29/2025	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(I))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(I).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $705.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(I). TILA 130b Cure Required. Refund in the amount of $705.00; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $705.00 is due to addition of XXXX Report fee of $205 and additional the Purchase fee of $495. COC in file dated 10/09/2025 does not provide a sufficient reason for the increase/addition of these fees.
Document Uploaded. ; Document Uploaded. COC on file disclosed the fees.	11/14/2025	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $500.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Please provide clarification if this is guideline/investor related for the fees to increase? The reason on the COC is not sufficient enough	11/17/2025	Qualifying DTI below max allowed. - Calculated DTI of 26.53% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.24 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 699 is greater than Guideline minimum FICO of 680	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/30/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 26.53% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.24 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 699 is greater than Guideline minimum FICO of 680	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
886	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/30/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 26.53% is less than Guideline DTI of 50%

Borrower has stable job time - Borrower has 7.24 years on job.

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 699 is greater than Guideline minimum FICO of 680	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/31/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 9.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 21.67% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/31/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 9.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 21.67% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
819	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/31/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 9.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 782 is greater than Guideline minimum FICO of 700

																				Qualifying DTI below max allowed. - Calculated DTI of 21.67% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
808	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MO	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/30/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. The signed documents consent is missing. Provide consent dated on or before 09/11/25.	Document Uploaded.	11/04/2025	Evidence of eConsent is provided.	11/04/2025	Borrower has stable job time - Borrower has 2.67 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
808	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MO	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/31/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 2.67 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
808	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MO	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/31/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.67 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 801 is greater than Guideline minimum FICO of 700	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
803	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	SC	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing 3rd party VOE within 10 days of closing is missing	Document Uploaded.	11/04/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided; A verbal verification of employment within 10 business days of the note date was provided.	11/05/2025	Borrower has stable job time - Borrower has 3.96 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 760	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
803	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	SC	ATR/QM: Exempt	Loan Review Complete	10/31/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 3.96 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 775 is greater than Guideline minimum FICO of 760	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/03/2025	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	The file does not contain a third Party Valuation Product with a 10% Tolerance.	Document Uploaded. ; Document Uploaded.	11/10/2025	Third party valuation product provided within tolerance.; A CDA Report with 0% variance to the appraised value was received. ; According to the lender guidelines an acceptable review product include a XXXX Desk Review, Field Review, Second full appraisal or an appraisal review product can be waived if the loan is submitted to Collateral Underwriter and receives a FNMA SSR score of 2.5 or lower. Missing an acceptable review product per the lender guidelines.	11/11/2025	Borrower has stable job time - Borrower has 3.18 years on job.	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 3.18 years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 3.18 years on job.	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/03/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 814 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 814 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/04/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 814 is greater than Guideline minimum FICO of 700

Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720

																				Borrower has stable job time - Borrower has 2.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720

																				Borrower has stable job time - Borrower has 2.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
885	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	GA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 785 is greater than Guideline minimum FICO of 720

																				Borrower has stable job time - Borrower has 2.67 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	PA	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Resolved	FCRE1481	Credit	Asset 3 Does Not Meet Guideline Requirements	Asset Record 3 Does Not Meet G/L Requirements Asset statement from XXXX used for qualifying funds to close/reserves does not reflect the account owner; account owner required to support use of the assets	Document Uploaded. ; Document Uploaded. The incorrect accts were used. See the attached. This will cover reserves and closing.	11/13/2025	Asset Record 3 Meets G/L Requirements Or Not Applicable; E Trade statement indicates account is owned by borrower 3. Assets are sufficient for loan closing. ; Lender comments indicate the incorrect accounts were used therefore removed the XXXX and used only the XXXX with a balance of $54,941.65 and XXXX with a balance of $11381.76 as provided. The total assets verified of $66,323.41 are insufficient for funds to close of $XXXX and reserves of $8636.25. Assets are short by $XXXX. If the XXXX with balance of $278,390.16 is to be considered and utilized for assets, evidence of account owner is required to support use of the assets.	11/13/2025	Qualifying DTI below max allowed. - Calculated DTI of 30.78% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 3.21 years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	PA	ATR/QM: Exempt	Loan Review Complete	11/05/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 30.78% is less than Guideline DTI of 50%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 794 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 3.21 years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/05/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Missing document -The signed documents consent is missing.	Document Uploaded.	11/10/2025	Evidence of eConsent is provided.	11/10/2025	Borrower has stable job time - Borrower has 5.27 years on job. Qualifying DTI below max allowed. - Calculated DTI of 15.8% is less than Guideline DTI of 50%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.27 years on job. Qualifying DTI below max allowed. - Calculated DTI of 15.8% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	SC	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.27 years on job. Qualifying DTI below max allowed. - Calculated DTI of 15.8% is less than Guideline DTI of 50%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant - Escrowed and appraisal delivered within 3 business days of closing
																		HPML Compliant	11/10/2025	Borrower has stable job time - Borrower has 7.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 7.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	PA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 7.09 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	finding-1479	Compliance	TX SB 1581 High-Cost Home Loan Credit Transaction Points and Fees Threshold Test	This loan failed the high-cost home loan credit transaction points and fees test due to one of the following findings: (TX SB 1581 Sec. 343.201 (1)(E))The date creditor received application is before January 10, 2014; and The total points and fees payable by the consumer at or before loan closing is $9,710.11, which exceeds the greater of 8 percent of the "total loan amount" (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $632.00.The date creditor received application is on or after January 10, 2014; and The loan amount is $26,968.00 or more, and the transaction's total points and fees is $9,092.16, which exceeds 5 percent of the total loan amount of $XXXX; orthel loan amount is less than $26,968.00 and the transaction's total points and fees is $9,092.16, which exceeds the lesser of 8 percent of the total loan amount of $XXXX or $1,348.00. Max fees allowed 7,874.33, total fees $9092.16. Fees included are discount points $7202.16, processing $695 and UW $1195. An undiscounted/bona rate is required in order to exclude any of the discount points.	Document Uploaded.	11/18/2025	Client provided undiscounted rate for testing; exception resolved; Client provided undiscounted rate for testing; exception resolved	11/19/2025	Borrower has stable job time - Borrower has 5.67 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	finding-3408	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for one of the following reasons: ( 12 CFR §1026.34(a)(8)(I) )The loan provides for a late payment fee in excess of 4% of the amount of the payment past due; oral value for the late charges amount was not provided. Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed 4 percent of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. Max fees allowed 7,874.33, total fees $9092.16. Fees included are discount points $7202.16, processing $695 and UW $1195. An undiscounted/bona rate is required in order to exclude any of the discount points.	Document Uploaded.	11/18/2025	Client provided undiscounted rate for testing; exception resolved; Client provided undiscounted rate for testing; exception resolved	11/19/2025	Borrower has stable job time - Borrower has 5.67 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	finding-3406	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(I), (ii))The loan is a 2010 RESPA loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; orthel loan is a 2015 TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; orthel loan is a chattel loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received the disclosures required by 12 CFR §1026.32; orthel High-Cost Mortgage Pre-Loan Counseling Date was not provided; orthel High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date. Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. Max fees allowed 7,874.33, total fees $9092.16. Fees included are discount points $7202.16, processing $695 and UW $1195. An undiscounted/bona rate is required in order to exclude any of the discount points.	Document Uploaded.	11/18/2025	Client provided undiscounted rate for testing; exception resolved; Client provided undiscounted rate for testing; exception resolved	11/19/2025	Borrower has stable job time - Borrower has 5.67 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	finding-3393	Compliance	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $26,968.00 or more, and the transaction's total points and fees is $9,092.16, which exceeds 5 percent of the total loan amount of $XXXX; orthel loan amount is less than $26,968.00 and the transaction's total points and fees is $9,092.16, which exceeds the lesser of 8 percent of the total loan amount of $XXXX or $1,348.00. Max fees allowed 7,874.33, total fees $9092.16. Fees included are discount points $7202.16, processing $695 and UW $1195. An undiscounted/bona rate is required in order to exclude any of the discount points.	Document Uploaded.	11/18/2025	Client provided undiscounted rate for testing; exception resolved; Client provided undiscounted rate for testing; exception resolved	11/19/2025	Borrower has stable job time - Borrower has 5.67 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/06/2025	Resolved	finding-3399	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least three business days prior to the consummation or account opening of a high-cost mortgage; orthel High-Cost Mortgage Disclosure Date was not provided; or Neither the consummation date nor the closing date was provided. Max fees allowed 7,874.33, total fees $9092.16. Fees included are discount points $7202.16, processing $695 and UW $1195. An undiscounted/bona fide rate is required in order to exclude any of the discount points.	Document Uploaded.	11/18/2025	Client provided undiscounted rate for testing; exception resolved; Client provided undiscounted rate for testing; exception resolved	11/19/2025	Borrower has stable job time - Borrower has 5.67 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/11/2025	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Provide evidence the appraisal was delivered to the borrower at consummation. The appraisal acknowledgment disclosure confirms they waived the timing requirements but doesn't confirm they were provided a copy of the report at closing.	Document Uploaded.	11/14/2025	Evidence of appraisal delivery provided.	11/18/2025	Borrower has stable job time - Borrower has 5.67 years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.67 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.67 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
824	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	11/07/2025	Resolved	FCOM1207	Compliance	The Note is Not Executed	The Note is Not Executed	Document Uploaded.	11/13/2025	The Note is Executed; An executed Note was received.	11/14/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.22% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 45.22% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 760

Qualifying DTI below max allowed. - Calculated DTI of 29.23% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 11.84 years on job.	D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
824	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FPRO1242	Property	Appraisal is Missing	Appraisal is Missing. Guidelines require a full appraisal with interior/exterior inspection. The full appraisal for the subject investment property is missing and must be provided.	Document Uploaded.	11/13/2025	Appraisal is Present or is Waived; An Appraisal for the subject property was provided.	11/14/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.22% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 45.22% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 760

Qualifying DTI below max allowed. - Calculated DTI of 29.23% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 11.84 years on job.	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
824	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCOM1223	Credit	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed An executed Deed of Trust is required and must be provided.	Document Uploaded.	11/13/2025	The Deed of Trust is Executed; An executed Deed of Trust was provided.	11/14/2025	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.22% is less than Guideline CLTV of 80%

Original LTV is Below the Guideline Maximum - Calculated LTV of 45.22% is less than Guideline LTV of 80%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 788 is greater than Guideline minimum FICO of 760

Qualifying DTI below max allowed. - Calculated DTI of 29.23% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 11.84 years on job.	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
815	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	KY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/07/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Showing evidence that the borrowers consented to electronic communication at the time of initial disclosure, 10/7/2025, may cure the violation.	Document Uploaded.	11/12/2025	Evidence of eConsent is provided.	11/20/2025	Borrower has stable job time - Borrower has 2.7 years on job.	D	A	B	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
815	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	KY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing letter of explanation for credit inquiries within 90 days of the Note date, as required by guidelines, dated 10/06/2025.	Document Uploaded.	11/19/2025	Processor certification indicate inquiries were from the broker.	11/20/2025	Borrower has stable job time - Borrower has 2.7 years on job.	D	A	D	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
815	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	KY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FCRE6843	Credit	Asset General	Missing evidence of wire transfer/check for $18,000 gift and $10,000 gift, given directly to title company at close, as required by guidelines, dated XX/XX/XXXX	Document Uploaded.	11/12/2025	Copies of gift checks for $10,000 and $18,000 to title company was received.	11/12/2025	Borrower has stable job time - Borrower has 2.7 years on job.	D	A	C	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
815	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	KY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.7 years on job.	D	A	A	A	D	A	A	A	B	A	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	D	D	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant			HPML compliant	11/11/2025	Borrower has stable job time - Borrower has 13.4 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 679 is greater than Guideline minimum FICO of 660	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 13.4 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 679 is greater than Guideline minimum FICO of 660	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
853	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	NY	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 13.4 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 679 is greater than Guideline minimum FICO of 660	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	11/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 15.37% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 8.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 15.37% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 8.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
883	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: Exempt	Loan Review Complete	11/11/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 781 is greater than Guideline minimum FICO of 700

Qualifying DTI below max allowed. - Calculated DTI of 15.37% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 8.9 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($7,445.00) exceed the comparable charges ($6,027.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(I) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure required: Cure of $815.30 required for charges that in total cannot increase more than 10%. The following fees increased: Settlement/Closing fee from $2000 to $3900 and endorsement fee from $100 to $200; the following fees were added: e-filing fee of $25, closing fee of $350, and notary fee of $250. Fees were completed by service provider therefore tested as 10%. Provide valid COC or cure. Cure requires PCCD, LOE, copy of refund check, and proof of mailing.	Document Uploaded. ; LE title fees disclosed $5844. Final CD fees $7279. $5844=10%=$6428.40. $7279-$6428.40=$850.60 cure. Please confirm you agree with this and I will proceed with cure.	11/21/2025	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B; Recording fees are included in the 10% calculation $5844 + $183 = $6027 +10% = $6629.70 Fees charged in C and recording fees $7445. $7445 - $6629.70 = $815.30 cure required	11/23/2025	Qualifying DTI below max allowed. - Calculated DTI of 11.3% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.83 years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
825	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Resolved	FCRE3978	Credit	Missing Letter of Explanation (Credit)	Missing letter of explanation for credit inquiries within 90 days of the Note date, as required by guidelines, dated 10/06/2025.	Rebuttal: CB loans is the broker credit pull for this transaction. See the top of the credit report where it says “prepared for”. Also see the date prepared which is 10/10 and matches the date of the inquiry on credit. Perhaps it was pulled twice. Not sure but the source is identified. The 2nd inquiry is XXXX. There was an acct opened the same month as the credit pull and that account is reporting on credit and the debt accounted for in the ratios. This is also fully addressed on the 1008.	11/14/2025	Lender validates the XXXX inquiry was an acct opened the same month as the credit pull and that account is reporting on credit and the debt accounted for in the ratios. CB loans inquiry is credit inquiry from the broker.
																			11/17/2025	Qualifying DTI below max allowed. - Calculated DTI of 11.3% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.83 years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
825	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. The signed documents consent is missing. Provide consent dated on or before 10/14/25.	Document Uploaded.	11/13/2025	Evidence of eConsent is provided.; E-consent received	11/14/2025	Qualifying DTI below max allowed. - Calculated DTI of 11.3% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.83 years on job.	D	B	B	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
825	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of 11.3% is less than Guideline DTI of 50% Borrower has stable job time - Borrower has 3.83 years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
851	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/10/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
851	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
851	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 60% is less than Guideline LTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 807 is greater than Guideline minimum FICO of 700

																				Original CLTV is Below the Guideline Maximum - Calculated CLTV of 60% is less than Guideline CLTV of 70%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original LTV is Below the Guideline Maximum - Calculated LTV of 55.85% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.85% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 36.69% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 823 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 55.85% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.85% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 36.69% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 823 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 55.85% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 55.85% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 36.69% is less than Guideline DTI of 50%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 823 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
823	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/12/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 5.44 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
823	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.44 years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 762 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/13/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. Documentation required. 1st e-signed document in the file is dated 09/12/2025, however missing proof of e-consent on or before that date.	Document Uploaded.	11/19/2025	Evidence of eConsent is provided.	11/20/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.57% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 25.57% is less than Guideline CLTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700	B	B	B	A	B	B	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
807	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.57% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 25.57% is less than Guideline CLTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700	B	B	A	A	B	B	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
807	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.57% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 25.57% is less than Guideline CLTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700	B	B	A	A	B	B	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
807	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Acknowledged	FCRE1235	Credit	Cashout not Allowed	Lender approved exception was documented in file for Cash Out refi with Non-Occupying Co-Borrower v/s guides only requiring Non-Co-Borrower on purchase / Rate & Term. Loan is also proceeding under Express to blend ratios for both borrowers v/s guides not allowing exceptions for Express using the following compensating factors: FICO above the minimum by 20 points or higher, VOR 0x30 in 24 months and Low LTV.	Original LTV is Below the Guideline Maximum - Calculated LTV of 25.57% is less than Guideline LTV of 80%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 25.57% is less than Guideline CLTV of 80%

																				Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 718 is greater than Guideline minimum FICO of 700	B	B	B	B	B	B	A	A	B	A	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
855	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Resolved	FCOM1270	Compliance	ARM Disclosure Not Provided Within 3 Days of Application Date	ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX). Provide the ARM disclosure and evidence it was provided to the consumer within 3 days of application XX/XX/XXXX.
Document Uploaded. ; Document Uploaded.	12/01/2025	ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable.; ARM Disclosure dated, (XX/XX/XXXX) was not provided within 3 Days of Application Date, (XX/XX/XXXX). Please provide the actual ARM disclosure dated XX/XX/XXXX.	12/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.76% is less than Guideline LTV of 70%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.76% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 9.12 years on job.	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Resolved	FCOM1271	Compliance	CHARM Booklet is Missing	CHARM Booklet is Missing Provide evidence the CHARM booklet was sent to the borrower within 3 business days of application XX/XX/XXXX.	Document Uploaded. ; Previous upload provided in error and correct document will follow ; Document Uploaded.	11/24/2025	CHARM Booklet is Present or Not Applicable; No attachment included. Please include attachment.	12/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.76% is less than Guideline LTV of 70%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.76% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 9.12 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2025	Resolved	FCOM1268	Compliance	ARM Disclosure is Missing	ARM Disclosure is Missing. Provide the ARM Disclosure and evidence it was sent to the borrower within 3 business days of application XX/XX/XXXX	Document Uploaded. ; Document Uploaded.	12/01/2025	ARM Disclosure is Present or Not Applicable; ARM Disclosure is Missing. Please provide the actual ARM disclosure dated XX/XX/XXXX	12/01/2025	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.76% is less than Guideline LTV of 70%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.76% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 9.12 years on job.	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.76% is less than Guideline LTV of 70%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.76% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 9.12 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of 50.76% is less than Guideline LTV of 70%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 50.76% is less than Guideline CLTV of 70%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 793 is greater than Guideline minimum FICO of 700

																				Borrower has stable job time - Borrower has 9.12 years on job.	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/19/2025	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing 3rd Party VOE Prior to Close is not dated. Guidelines require the Borrower's businesses to be verified by 3rd Party within 30 days of closing. Please provide 3rd Part VOE.	Document Uploaded.	12/05/2025	Borrower 1 3rd Party VOE Prior to Close Was Provided; Verification dates XX/XX/XXXX provided.	12/05/2025	Borrower has stable job time - Borrower has 2.29 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/19/2025	Resolved	FCRE5782	Credit	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Guidelines required a Gap Credit Report within 30 days of closing. Please provide Gap Credit Report.	Document Uploaded.	12/01/2025	Borrower 1 Gap Credit Report is not missing.; Client provided Gap report dated XX/XX/XXXX	12/02/2025	Borrower has stable job time - Borrower has 2.29 years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 2.29 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TN	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 2.29 years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Resolved	FCOM1264	Compliance	Right of Rescission is Not Executed	Right of Rescission is Not Executed	Document Uploaded.	11/21/2025	Right of Rescission is Executed, exception resolved.; Right of Rescission is Executed, exception resolved.	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 703 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has 10.61 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. The signed documents consent is missing. Provide consent dated on or before 10/16/2025.	Document Uploaded.	11/21/2025	E consent provided, exception resolved; Evidence of eConsent is provided.	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 703 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has 10.61 years on job.	D	A	B	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/17/2025	Resolved	FCOM1207	Compliance	The Note is Not Executed	The Note is Not Executed Note is not executed	Document Uploaded.	11/21/2025	The Note is Executed; note	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 703 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has 10.61 years on job.	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2025	Resolved	FCOM1223	Credit	The Deed of Trust is Not Executed	The Deed of Trust is Not Executed Deed of Trust is Not Executed	Document Uploaded.	11/21/2025	The Deed of Trust is Executed; signed DOT	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 703 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has 10.61 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/18/2025	Resolved	FCOM1232	Credit	The Final 1003 is Missing	The Final 1003 is Missing Final 1003 is Missing	Document Uploaded.	11/21/2025	The Final 1003 is Present; 1003	11/21/2025	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 703 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has 10.61 years on job.	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MD	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/19/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 703 is greater than Guideline minimum FICO of 680 Borrower has stable job time - Borrower has 10.61 years on job.	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/19/2025	Resolved	FCOM9186	Compliance	eSigned Documents Consent is Missing	The signed consent disclosure is missing. The signed documents consent is missing. Provide e-signature dated on or before XX/XX/XXXX	Document Uploaded.	11/25/2025	Evidence of eConsent is provided.	11/26/2025	Borrower has stable job time - Borrower has 24.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.64% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 45.64% is less than Guideline LTV of 75%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 24.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.64% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 45.64% is less than Guideline LTV of 75%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
826	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/20/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 24.88 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 715 is greater than Guideline minimum FICO of 700

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 45.64% is less than Guideline CLTV of 75%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 45.64% is less than Guideline LTV of 75%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	ID	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/24/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant, escrows and appraisal delivery identified.			HPML compliant	11/25/2025	Borrower has stable job time - Borrower has 5.73 years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	ID	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 5.73 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	ID	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/25/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 5.73 years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
889	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/03/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 3.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.52% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 68.52% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
889	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/03/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 3.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.52% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 68.52% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
889	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	NJ	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/03/2025	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Cleared; HPML compliant	12/07/2025	Borrower has stable job time - Borrower has 3.15 years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 68.52% is less than Guideline CLTV of 80%

																				Original LTV is Below the Guideline Maximum - Calculated LTV of 68.52% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	12/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 784 is greater than Guideline minimum FICO of 740	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CT	ATR/QM Exempt	Loan Review Complete	10/22/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
854	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	PA	ATR/QM Exempt	Loan Review Complete	10/23/2025	Resolved	XXXX	Credit	Evidence of Primary Residence and Rent-Free Scenario Missing or Defective	Missing verification of primary residence	20251030: Residency documentation	10/30/2025	20251030: Residency documentation	10/30/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
854	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	PA	ATR/QM Exempt	Loan Review Complete	10/23/2025	Resolved	XXXX	Property	Appraisal Review - Missing	Missing Appraisal Review for the Subject Property:XXXX	20251024: Field review uploaded	10/24/2025	20251024: Received Field Review	10/24/2025		D	A	D	A	D	A	D	A	N/A	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	D	D	D	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
840	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MD	ATR/QM Exempt	Loan Review Complete	10/27/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
830	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	OH	ATR/QM Exempt	Loan Review Complete	10/27/2025	Acknowledged	XXXX	Credit	Excessive LTV Ratio	80% LTV > 75% limit for purchase transaction with $XXXX Loan Amount	20251027: Exception waiver in file	10/27/2025	20251027: Exception waiver received	10/27/2025	6 months reserves greater than program requirement, DTI > 10% below the program requirement or DSCR > 1.15	C	B	C	B	C	B	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
806	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	OH	ATR/QM Exempt	Loan Review Complete	10/28/2025	Resolved	XXXX	Credit	Mortgage Payment History Missing or Defective	Missing updated mortgage rating through 10/2025 for primary residence: XXXX	20251031: Payment History	10/31/2025	20251031: Received payment history	10/31/2025		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
887	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MI	ATR/QM Exempt	Loan Review Complete	10/28/2025	Resolved	XXXX	Credit	Mortgage Payment History Missing or Defective	Missing VOR/VOM for subject property XXXX	20251112: Free and clear on title	11/12/2025	20251112: Received free and clear on title	11/12/2025		D	B	D	A	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
887	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MI	ATR/QM Exempt	Loan Review Complete	10/28/2025	Acknowledged	XXXX	Credit	Excessive LTV Ratio	70% LTV > 65% limit for cash-out refinance transaction with $XXXX Loan Amount	20251028: Exception approval in file	10/28/2025	20251028: Exception approval in file	10/28/2025	3 months reserves greater that program requirement, FICO above the minimum by 20 points or higher, DSCR > 1.15	D	B	C	B	D	B	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
812	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	AR	ATR/QM Exempt	Loan Review Complete	10/28/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
822	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	TX	ATR/QM Exempt	Loan Review Complete	10/28/2025	Resolved	XXXX	Credit	Deed Missing or Defective	Missing Conveyance deed from XXXX and XXXX to XXXX	20251030: Deed Uploaded	10/30/2025	20251030: Received Deed	10/30/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
850	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM Exempt	Loan Review Complete	10/29/2025	Resolved	XXXX	Credit	Title Insurance Missing or Defective	Missing lender's name and insured amount. Please provide supplement or updated title policy with ISAOA/ATIMA verbiage	20251105: Title	11/05/2025	20251105: Received Title	11/05/2025		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
888	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	PA	ATR/QM Exempt	Loan Review Complete	10/29/2025	Resolved	XXXX	Credit	Deed Missing or Defective	Missing Conveyance deed from XXXX and XXXX to XXXX	20251103: WD uploaded	11/03/2025	20251103: Received Deed	11/03/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
845	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	WI	ATR/QM Exempt	Loan Review Complete	10/29/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
832	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	OH	ATR/QM Exempt	Loan Review Complete	10/29/2025	Resolved	XXXX	Credit	Mortgage Payment History Missing or Defective	Missing VOM for subject property: XXXX	20251107: Documentation uploaded	11/07/2025	20251107: Received Documentation	11/07/2025		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
844	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CT	ATR/QM Exempt	Loan Review Complete	10/30/2025	Resolved	XXXX	Credit	Mortgage Payment History Missing or Defective	VOM for Primary Residence and Subject Property	20251114: VOM for subject	11/14/2025	20251117: VOM for subject received			C	A	C	A	C	A	C	A	N/A	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
844	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CT	ATR/QM Exempt	Loan Review Complete	10/30/2025	Resolved	XXXX	Property	Appraisal Missing or Defective	Comparable properties used for market rent on the 1007 do not have ADUs.	20251113: LOX Uploaded	11/13/2025	20251117: Received clarification			C	A	C	A	C	A	C	A	N/A	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
813	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MA	ATR/QM Exempt	Loan Review Complete	11/03/2025	Resolved	XXXX	Credit	Asset Documentation Missing or Defective	Missing proof of ownership or 100% access to funds from XXXX account XXXX under XXXX	20251105: access letter	11/05/2025	20251105: Access letter received	11/05/2025		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
805	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM Exempt	Loan Review Complete	11/04/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
816	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	SC	ATR/QM Exempt	Loan Review Complete	11/04/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
821	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	IL	ATR/QM Exempt	Loan Review Complete	11/06/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
817	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CT	ATR/QM Exempt	Loan Review Complete	11/10/2025	Resolved	XXXX	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXXX to XXXX	20251113: Deed	11/13/2025	20251113: Received Deed	11/13/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
829	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM Exempt	Loan Review Complete	11/10/2025	Resolved	XXXX	Credit	Subject Property Lease - Missing or Defective	Missing Lease Agreement for Subject Property XXXX	20251118: Lease	11/18/2025	20251118: Received Lease	11/18/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
811	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM Exempt	Loan Review Complete	11/13/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
846	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	NY	ATR/QM Exempt	Loan Review Complete	11/17/2025	Resolved	XXXX	Credit	Deed Missing or Defective	Missing Conveyance Deed from XXXX to XXXX and XXXX	20251121: Deed	11/21/2025	20251121: Received Deed	11/21/2025		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
810	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MA	ATR/QM Exempt	Loan Review Complete	11/19/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
884	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	CT	ATR/QM Exempt	Loan Review Complete	11/20/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
804	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	WA	ATR/QM Exempt	Loan Review Complete	11/24/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
827	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	RI	ATR/QM Exempt	Loan Review Complete	11/24/2025	Resolved	XXXX	Property	Hazard Insurance Missing or Defective	Missing Hazard Insurance Policy number for property located at: XXXX	20251209: NQM Overlay	12/09/2025	20251210: Received overlay	12/10/2025		C	A	C	A	A	A	C	A	N/A	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	C	A	C	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
841	XXXX		XXXX	XXXX	XX/XX/XXXX	XXXX	MI	ATR/QM Exempt	Loan Review Complete	12/01/2025	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
836	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 8.15 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
836	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/07/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 8.15 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
836	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/08/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 8.15 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/09/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Borrower has stable job time - Borrower has 5.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/09/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Borrower has stable job time - Borrower has 5.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/09/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of 34.68% is less than Guideline DTI of 55%

Original LTV is Below the Guideline Maximum - Calculated LTV of 80% is less than Guideline LTV of 90%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 80% is less than Guideline CLTV of 90%

																				Borrower has stable job time - Borrower has 5.47 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
839	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: Exempt	Loan Review Complete	10/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/14/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has 4.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 8.43% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/14/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has 4.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 8.43% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/15/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has 4.72 years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 698 is greater than Guideline minimum FICO of 680

																				Qualifying DTI below max allowed. - Calculated DTI of 8.43% is less than Guideline DTI of 50%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has 8.03 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has 8.03 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	CA	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has 8.03 years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/15/2025	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/15/2025	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837	XXXX	XXXX	XXXX	XXXX	XX/XX/XXXX	XXXX	FL	ATR/QM: CDFI Lender Exempt	Loan Review Complete	10/16/2025	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A